UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin U.S. Small Cap Equity Fund
Class A [LMBAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin U.S. Small Cap Equity Fund returned 19.89%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Franklin U.S. Small Cap Equity Fund	PAGE 1	7203-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	19.89	11.37	9.62
Class A (with sales charge)	13.33	10.06	8.97
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%
Franklin U.S. Small Cap Equity Fund	PAGE 2	7203-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7203-ATSR-0226

Franklin U.S. Small Cap Equity Fund
Class C [LMBCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$208	1.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin U.S. Small Cap Equity Fund returned 19.04%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Franklin U.S. Small Cap Equity Fund	PAGE 1	7204-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.04	10.53	8.80
Class C (with sales charge)	18.04	10.53	8.80
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7204-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7204-ATSR-0226

Franklin U.S. Small Cap Equity Fund
Class FI [LGSCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$132	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class FI shares of Franklin U.S. Small Cap Equity Fund returned 19.75%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Franklin U.S. Small Cap Equity Fund	PAGE 1	7229-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class FI	19.75	11.32	9.58
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7229-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7229-ATSR-0226

Franklin U.S. Small Cap Equity Fund
Class I [LMSIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$97	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Franklin U.S. Small Cap Equity Fund returned 20.24%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Franklin U.S. Small Cap Equity Fund	PAGE 1	7122-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	20.24	11.67	9.91
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7122-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7122-ATSR-0226

Franklin U.S. Small Cap Equity Fund
Class IS [LMBMX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin U.S. Small Cap Equity Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$83	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IS shares of Franklin U.S. Small Cap Equity Fund returned 20.38%. The Fund compares its performance to the Russell 2000 Index, which returned 12.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection was the leading contributor to relative performance, especially in the industrials and financials sectors.
↑	Sector allocation decisions also added value, especially the underweight to real estate and the overweight to health care.
↑
The overweight to Bloom Energy Corporation was the leading contributor at the security level, with a return in triple digits for the period. Bloom focuses on solid-oxide fuel cells and has been well positioned to meet increasing artificial intelligence (AI)-related energy demand by supplying on-site power for AI data centers.

Top detractors from performance:
↓	Stock selection results detracted from performance in the real estate and energy sectors.
↓	Overweight to the consumer discretionary and consumer staples sectors were detractors from performance; both sectors had negative returns for the period.
↓
Not owning Echo Star Corporation, which had a triple digit return in the benchmark, was the leading detractor at the security level. Another security level detractor was Kratos Defense & Security Solutions, Inc., which was held in the portfolio for a portion of the period, and which underperformed the benchmark.

Franklin U.S. Small Cap Equity Fund	PAGE 1	7053-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IS	20.38	11.84	10.08
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Index	12.81	6.09	9.62
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$138,352,416
Total Number of Portfolio Holdings	270
Total Management Fee Paid	$575,806
Portfolio Turnover Rate	48%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Small Cap Equity Fund	PAGE 2	7053-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Brett Risser joined the portfolio management team.
This is a summary of a change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin U.S. Small Cap Equity Fund	PAGE 3	7053-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,436 in December 31, 2024 and $140,830 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $32,000 in December 31, 2024 and $32,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $762,983 in December 31, 2024 and $783,394 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
U.S. Small Cap Equity Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 2.8%
Diversified Telecommunication Services — 0.9%
Lumen Technologies Inc.	168,443	$1,308,802 *
Entertainment — 0.4%
Cinemark Holdings Inc.	14,944	347,298
Playtika Holding Corp.	36,588	144,523
Total Entertainment		491,821
Interactive Media & Services — 1.2%
Bumble Inc., Class A Shares	24,433	87,226 *
Cargurus Inc.	10,426	399,837 *
EverQuote Inc., Class A Shares	25,064	676,728 *
Yelp Inc.	17,379	528,148 *
Total Interactive Media & Services		1,691,939
Media — 0.3%
USA TODAY Co. Inc.	76,148	392,162 *

Total Communication Services		3,884,724
Consumer Discretionary — 11.2%
Automobiles — 0.2%
Winnebago Industries Inc.	8,415	340,976
Broadline Retail — 0.8%
Groupon Inc.	18,696	329,237 *
Kohl’s Corp.	36,779	750,659
Total Broadline Retail		1,079,896
Building Products — 0.2%
Modine Manufacturing Co.	2,102	280,638 *
Diversified Consumer Services — 1.7%
Adtalem Global Education Inc.	6,700	693,249 *
American Public Education Inc.	17,654	667,321 *
Frontdoor Inc.	8,854	510,787 *
Perdoceo Education Corp.	16,220	475,733
Total Diversified Consumer Services		2,347,090
Hotels, Restaurants & Leisure — 2.4%
Brightstar Lottery PLC	46,280	716,415
Brinker International Inc.	6,456	926,565 *
Cracker Barrel Old Country Store Inc.	673	17,094
Rush Street Interactive Inc.	18,313	355,822 *
Sabre Corp.	201,589	274,161 *
Super Group SGHC Ltd.	73,095	873,485
United Parks & Resorts Inc.	5,023	182,335 *
Total Hotels, Restaurants & Leisure		3,345,877
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 1.4%
Cricut Inc., Class A Shares	105,607	$522,755
Hovnanian Enterprises Inc., Class A Shares	2,415	235,559 *
KB Home	4,940	278,665
M/I Homes Inc.	6,025	770,899 *
Sonos Inc.	8,799	154,510 *
Total Household Durables		1,962,388
Leisure Products — 1.1%
Peloton Interactive Inc., Class A Shares	103,236	635,934 *
Polaris Inc.	13,028	824,021
Total Leisure Products		1,459,955
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A Shares	5,023	632,245 *
American Eagle Outfitters Inc.	23,916	630,665
Group 1 Automotive Inc.	1,809	711,480
RealReal Inc.	26,249	414,209 *
Signet Jewelers Ltd.	8,575	710,696
Stitch Fix Inc., Class A Shares	90,208	473,592 *
Urban Outfitters Inc.	11,139	838,321 *
Total Specialty Retail		4,411,208
Textiles, Apparel & Luxury Goods — 0.2%
G-III Apparel Group Ltd.	10,691	309,611

Total Consumer Discretionary		15,537,639
Consumer Staples — 2.4%
Consumer Staples Distribution & Retail — 0.6%
United Natural Foods Inc.	24,432	822,625 *
Food Products — 1.1%
Cal-Maine Foods Inc.	9,780	778,195
Seneca Foods Corp., Class A Shares	6,667	737,570 *
Total Food Products		1,515,765
Personal Care Products — 0.4%
Nu Skin Enterprises Inc., Class A Shares	55,726	536,084
USANA Health Sciences Inc.	4,063	79,757 *
Total Personal Care Products		615,841
Tobacco — 0.3%
Turning Point Brands Inc.	3,330	360,972

Total Consumer Staples		3,315,203
Energy — 5.4%
Energy Equipment & Services — 0.3%
RPC Inc.	77,607	422,182
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.1%
California Resources Corp.	17,235	$770,577
Centrus Energy Corp., Class A Shares	1,528	370,937 *
DHT Holdings Inc.	34,683	423,479
Golar LNG Ltd.	7,532	280,266
Gulfport Energy Corp.	2,406	500,424 *
Magnolia Oil & Gas Corp., Class A Shares	10,028	219,513
Murphy Oil Corp.	17,378	543,063
Par Pacific Holdings Inc.	19,772	694,788 *
Peabody Energy Corp.	17,698	525,631
Riley Exploration Permian Inc.	7,196	189,974
Scorpio Tankers Inc.	12,378	629,174
Talos Energy Inc.	74,725	823,469 *
Teekay Corp. Ltd.	60,210	543,696
Teekay Tankers Ltd., Class A Shares	9,884	528,003
Total Oil, Gas & Consumable Fuels		7,042,994

Total Energy		7,465,176
Financials — 16.6%
Banks — 8.6%
Amalgamated Financial Corp.	9,590	307,168
Associated Banc-Corp.	16,474	424,370
Axos Financial Inc.	10,857	935,439 *
Bancorp Inc.	10,967	740,492 *
Bank of N.T. Butterfield & Son Ltd.	16,427	818,393
BankUnited Inc.	13,872	618,275
Central Pacific Financial Corp.	9,620	299,759
Customers Bancorp Inc.	8,930	652,962 *
Eagle Bancorp Inc.	8,660	185,497
Enterprise Financial Services Corp.	6,758	364,932
First BanCorp	39,487	818,566
First Financial Corp.	5,537	334,546
HomeTrust Bancshares Inc.	6,712	288,213
Independent Bank Corp. (Massachusetts)	7,186	525,153
Independent Bank Corp. (Michigan)	6,415	208,680
Northfield Bancorp Inc.	16,902	193,190
OFG Bancorp	16,011	656,131
Pathward Financial Inc.	4,903	348,113
Preferred Bank	4,247	401,044
ServisFirst Bancshares Inc.	1,461	104,885
Texas Capital Bancshares Inc.	9,211	833,964 *
TrustCo Bank Corp.	7,789	321,919
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
United Community Banks Inc.	8,296	$259,001
Univest Financial Corp.	11,395	373,072
Valley National Bancorp	72,018	841,170
Total Banks		11,854,934
Capital Markets — 1.4%
Acadian Asset Management Inc.	19,817	931,399
Artisan Partners Asset Management Inc., Class A Shares	18,301	745,583
Piper Sandler Cos.	746	253,424
Total Capital Markets		1,930,406
Consumer Finance — 1.2%
Bread Financial Holdings Inc.	3,076	227,716
Dave Inc.	1,341	296,911 *
Enova International Inc.	6,361	999,949 *
Navient Corp.	13,394	174,122
Total Consumer Finance		1,698,698
Financial Services — 4.3%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	14,183	632,562
Essent Group Ltd.	13,726	892,327
International Money Express Inc.	11,147	171,218 *
Jackson Financial Inc., Class A Shares	10,589	1,129,317
NMI Holdings Inc.	11,584	472,511 *
Pagseguro Digital Ltd., Class A Shares	77,287	745,047
Radian Group Inc.	28,870	1,039,031
Sezzle Inc.	2,427	154,054 *
StoneCo Ltd., Class A Shares	48,542	717,936 *
Total Financial Services		5,954,003
Insurance — 1.1%
Genworth Financial Inc.	86,894	784,653 *
SiriusPoint Ltd.	36,877	807,237 *
Total Insurance		1,591,890

Total Financials		23,029,931
Health Care — 19.3%
Biotechnology — 9.4%
ACADIA Pharmaceuticals Inc.	15,236	406,954 *
ADMA Biologics Inc.	22,247	405,785 *
Aeglea BioTherapeutics Inc., CVR	30,064	0 *(a)(b)(c)
Akebia Therapeutics Inc.	38,648	62,223 *
Alkermes PLC	16,485	461,250 *
Amicus Therapeutics Inc.	43,800	623,712 *
Arcutis Biotherapeutics Inc.	9,802	284,650 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Ardelyx Inc.	28,104	$163,846 *
Arrowhead Pharmaceuticals Inc.	13,964	927,070 *
Aurinia Pharmaceuticals Inc.	31,243	498,326 *
BioCryst Pharmaceuticals Inc.	46,947	366,187 *
Bridgebio Pharma Inc.	7,201	550,805 *
CareDx Inc.	19,628	369,792 *
Catalyst Pharmaceuticals Inc.	15,615	364,454 *
Dynavax Technologies Corp.	9,622	147,986 *
Emergent BioSolutions Inc.	35,200	435,072 *
Ironwood Pharmaceuticals Inc.	85,633	288,583 *
Krystal Biotech Inc.	2,017	497,271 *
Madrigal Pharmaceuticals Inc.	1,493	869,434 *
MannKind Corp.	28,930	164,033 *
MiMedx Group Inc.	38,671	261,803 *
Mirum Pharmaceuticals Inc.	2,723	215,090 *
Myriad Genetics Inc.	7,244	44,551 *
Organogenesis Holdings Inc.	18,358	95,094 *
PDL BioPharma Inc.	152,500	9,540 *(a)(b)
Protagonist Therapeutics Inc.	7,471	652,517 *
PTC Therapeutics Inc.	8,164	620,137 *
Puma Biotechnology Inc.	69,483	413,424 *
Rhythm Pharmaceuticals Inc.	4,949	529,741 *
Rigel Pharmaceuticals Inc.	10,979	470,231 *
Sanofi S.A., CVR	3,400	1,564 *(a)(b)
Stoke Therapeutics Inc.	18,705	593,697 *
TG Therapeutics Inc.	15,558	463,784 *
Twist Bioscience Corp.	4,384	139,060 *
Veracyte Inc.	9,528	401,129 *
Vericel Corp.	6,038	217,428 *
Total Biotechnology		13,016,223
Health Care Equipment & Supplies — 3.9%
Embecta Corp.	24,565	291,832
Glaukos Corp.	2,633	297,292 *
Haemonetics Corp.	6,698	536,845 *
Integer Holdings Corp.	3,908	306,505 *
iRadimed Corp.	7,601	739,425
iRhythm Technologies Inc.	5,185	920,026 *
Lantheus Holdings Inc.	7,757	516,228 *
LivaNova PLC	14,743	907,137 *
Tactile Systems Technology Inc.	27,370	793,730 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Varex Imaging Corp.	11,010	$128,267 *
Total Health Care Equipment & Supplies		5,437,287
Health Care Providers & Services — 1.8%
Coherus Oncology Inc., CVR	43,029	4,800 *(a)(b)
Ensign Group Inc.	6,156	1,072,375
Hims & Hers Health Inc.	19,673	638,782 *
Select Medical Holdings Corp.	53,653	796,747
Total Health Care Providers & Services		2,512,704
Health Care Technology — 0.1%
LifeMD Inc.	25,621	87,368 *
Life Sciences Tools & Services — 1.0%
10X Genomics Inc., Class A Shares	30,544	498,173 *
Adaptive Biotechnologies Corp.	30,238	491,065 *
Niagen Bioscience Inc.	59,176	376,359 *
Total Life Sciences Tools & Services		1,365,597
Pharmaceuticals — 3.1%
Amneal Pharmaceuticals Inc.	22,450	282,870 *
ANI Pharmaceuticals Inc.	1,508	119,042 *
Assertio Holdings Inc., CVR	62,783	0 *(a)(b)(c)
Collegium Pharmaceutical Inc.	10,342	478,835 *
Harmony Biosciences Holdings Inc.	17,493	654,588 *
Indivior PLC	9,155	328,481 *
Innoviva Inc.	22,280	445,377 *
Ligand Pharmaceuticals Inc.	3,875	732,646 *
SIGA Technologies Inc.	38,480	235,113
Supernus Pharmaceuticals Inc.	4,119	204,714 *
Theravance Biopharma Inc.	45,219	846,048 *
Total Pharmaceuticals		4,327,714

Total Health Care		26,746,893
Industrials — 16.4%
Aerospace & Defense — 1.2%
Astronics Corp.	13,398	726,708 *
Kratos Defense & Security Solutions Inc.	12,410	942,043 *
Total Aerospace & Defense		1,668,751
Building Products — 0.2%
Tecnoglass Inc.	5,324	267,904
Commercial Services & Supplies — 0.9%
Cimpress PLC	4,050	269,690 *
Deluxe Corp.	14,765	329,702
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Interface Inc.	20,358	$568,395
Total Commercial Services & Supplies		1,167,787
Construction & Engineering — 2.0%
Argan Inc.	2,405	753,535
Primoris Services Corp.	7,940	985,672
Tutor Perini Corp.	15,879	1,064,210
Total Construction & Engineering		2,803,417
Electrical Equipment — 5.1%
Allient Inc.	6,994	375,928
American Superconductor Corp.	7,684	221,146 *
Atkore Inc.	10,013	633,322
Bloom Energy Corp., Class A Shares	17,641	1,532,826 *
EnerSys	6,214	911,904
Nextpower Inc., Class A Shares	14,529	1,265,621 *
Powell Industries Inc.	2,587	824,684
Power Solutions International Inc.	7,687	439,235 *
Shoals Technologies Group Inc., Class A Shares	92,064	782,544 *
Total Electrical Equipment		6,987,210
Machinery — 1.9%
Blue Bird Corp.	13,286	624,442 *
REV Group Inc.	14,920	907,285
Terex Corp.	10,426	556,540
Watts Water Technologies Inc., Class A Shares	2,001	552,316
Total Machinery		2,640,583
Marine Transportation — 0.8%
Costamare Inc.	50,843	802,811
Matson Inc.	2,702	333,832
Total Marine Transportation		1,136,643
Passenger Airlines — 1.8%
Allegiant Travel Co.	10,843	924,583 *
SkyWest Inc.	8,693	872,864 *
Sun Country Airlines Holdings Inc.	49,267	708,952 *
Total Passenger Airlines		2,506,399
Professional Services — 1.6%
IBEX Holdings Ltd.	19,056	727,558 *
Legalzoom.com Inc.	70,209	697,176 *
Upwork Inc.	42,454	841,438 *
Total Professional Services		2,266,172
Trading Companies & Distributors — 0.9%
DNOW Inc.	59,311	785,871 *
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Titan Machinery Inc.	34,215	$514,593 *
Total Trading Companies & Distributors		1,300,464

Total Industrials		22,745,330
Information Technology — 14.6%
Communications Equipment — 0.6%
Extreme Networks Inc.	22,430	373,460 *
NETGEAR Inc.	21,831	535,514 *
Total Communications Equipment		908,974
Electronic Equipment, Instruments & Components — 3.6%
Bel Fuse Inc., Class B Shares	5,067	859,515
Benchmark Electronics Inc.	9,186	392,793
Fabrinet	2,232	1,016,185 *
Insight Enterprises Inc.	2,474	201,557 *
Kimball Electronics Inc.	23,593	656,357 *
Sanmina Corp.	6,950	1,042,987 *
ScanSource Inc.	10,736	419,348 *
TTM Technologies Inc.	5,283	364,527 *
Total Electronic Equipment, Instruments & Components		4,953,269
IT Services — 0.4%
DigitalOcean Holdings Inc.	10,577	508,965 *
Semiconductors & Semiconductor Equipment — 3.4%
Axcelis Technologies Inc.	4,335	348,274 *
Credo Technology Group Holding Ltd.	11,654	1,676,894 *
Photronics Inc.	23,171	741,472 *
Rambus Inc.	12,573	1,155,333 *
SkyWater Technology Inc.	41,521	754,021 *
Total Semiconductors & Semiconductor Equipment		4,675,994
Software — 5.9%
8x8 Inc.	41,022	80,813 *
A10 Networks Inc.	29,774	526,702
ACI Worldwide Inc.	14,208	679,285 *
Adeia Inc.	23,693	408,704
Appian Corp., Class A Shares	9,838	348,462 *
Asana Inc., Class A Shares	13,281	182,083 *
Box Inc., Class A Shares	13,872	414,912 *
Commvault Systems Inc.	6,608	828,379 *
InterDigital Inc.	3,815	1,214,620
LiveRamp Holdings Inc.	10,562	310,206 *
Porch Group Inc.	40,902	373,435 *
Progress Software Corp.	6,741	289,593 *
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Q2 Holdings Inc.	6,435	$464,350 *
Qualys Inc.	6,479	861,059 *
Weave Communications Inc.	19,912	151,132 *
Yext Inc.	33,487	269,905 *
Zeta Global Holdings Corp., Class A Shares	34,532	702,726 *
Total Software		8,106,366
Technology Hardware, Storage & Peripherals — 0.7%
Corsair Gaming Inc.	36,223	215,165 *
Diebold Nixdorf Inc.	7,916	537,417 *
Turtle Beach Corp.	17,609	247,054 *
Xerox Holdings Corp.	17,746	42,058
Total Technology Hardware, Storage & Peripherals		1,041,694

Total Information Technology		20,195,262
Materials — 3.6%
Chemicals — 1.1%
Cabot Corp.	5,670	375,808
Hawkins Inc.	4,668	663,136
Sensient Technologies Corp.	4,421	415,353
Total Chemicals		1,454,297
Metals & Mining — 2.3%
Century Aluminum Co.	11,698	458,327 *
Commercial Metals Co.	9,967	689,916
Kaiser Aluminum Corp.	4,009	460,474
Olympic Steel Inc.	5,787	247,597
Ryerson Holding Corp.	6,897	173,528
SSR Mining Inc.	51,613	1,131,357 *
Total Metals & Mining		3,161,199
Paper & Forest Products — 0.2%
Sylvamo Corp.	6,279	302,334

Total Materials		4,917,830
Real Estate — 4.1%
Diversified REITs — 0.5%
Alexander & Baldwin Inc.	23,248	479,839
American Assets Trust Inc.	12,794	242,190
Total Diversified REITs		722,029
Health Care REITs — 0.8%
National Health Investors Inc.	6,416	489,990
Sabra Health Care REIT Inc.	33,217	629,130
Total Health Care REITs		1,119,120
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — 0.3%
Pebblebrook Hotel Trust	14,541	$164,604
Summit Hotel Properties Inc.	48,107	234,281
Total Hotel & Resort REITs		398,885
Industrial REITs — 0.5%
Innovative Industrial Properties Inc.	15,141	717,078
Office REITs — 0.5%
JBG SMITH Properties	24,276	412,935
Piedmont Realty Trust Inc.	19,854	165,582
SL Green Realty Corp.	3,020	138,528
Total Office REITs		717,045
Real Estate Management & Development — 0.5%
Forestar Group Inc.	9,301	229,084 *
Newmark Group Inc., Class A Shares	22,425	388,849
Total Real Estate Management & Development		617,933
Retail REITs — 0.6%
Curbline Properties Corp.	6,771	157,155
SITE Centers Corp.	30,118	193,357
Tanger Inc.	13,840	461,841
Total Retail REITs		812,353
Specialized REITs — 0.4%
Farmland Partners Inc.	52,762	511,264

Total Real Estate		5,615,707
Utilities — 2.0%
Electric Utilities — 0.7%
Genie Energy Ltd., Class B Shares	9,218	127,024
Oklo Inc.	4,340	311,439 *
Otter Tail Corp.	6,314	510,234
Total Electric Utilities		948,697
Gas Utilities — 0.7%
Southwest Gas Holdings Inc.	6,275	502,125
Spire Inc.	5,160	426,732
Total Gas Utilities		928,857
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies Inc.	1,617	178,630
Water Utilities — 0.5%
Consolidated Water Co. Ltd.	18,950	668,746

Total Utilities		2,724,930
Total Investments before Short-Term Investments (Cost — $107,108,881)		136,178,625
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

 Franklin U.S. Small Cap Equity Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,258,010)	3.658%	2,258,010	$2,258,010 (d)
Total Investments — 100.1% (Cost — $109,366,891)			138,436,635
Liabilities in Excess of Other Assets — (0.1)%			(84,219)
Total Net Assets — 100.0%			$138,352,416

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVR	—	Contingent Value Rights
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments, at value (Cost — $109,366,891)	$138,436,635
Receivable for Fund shares sold	114,884
Dividends receivable	99,712
Other assets	119,399
Prepaid expenses	31,206
Total Assets	138,801,836
Liabilities:
Trustees’ fees payable	119,494
Payable for Fund shares repurchased	100,815
Investment management fee payable	70,580
Fund accounting fees payable	62,544
Audit and tax fees payable	40,222
Service and/or distribution fees payable	18,795
Accrued expenses	36,970
Total Liabilities	449,420
Total Net Assets	$138,352,416
Net Assets:
Par value (Note 7)	$92
Paid-in capital in excess of par value	106,979,473
Total distributable earnings (loss)	31,372,851
Total Net Assets	$138,352,416
Net Assets:
Class A	$83,532,297
Class C	$1,051,795
Class FI	$11,143
Class I	$23,428,076
Class IS	$30,329,105
Shares Outstanding:
Class A	5,565,408
Class C	83,551
Class FI	802
Class I	1,497,782
Class IS	2,022,082
Net Asset Value:
Class A (and redemption price)	$15.01
Class C*	$12.59
Class FI (and redemption price)	$13.89
Class I (and redemption price)	$15.64
Class IS (and redemption price)	$15.00
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$15.88

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Dividends	$1,348,390
Less: Foreign taxes withheld	(6,909)
Total Investment Income	1,341,481
Expenses:
Investment management fee (Note 2)	765,015
Service and/or distribution fees (Notes 2 and 5)	192,628
Transfer agent fees (Notes 2 and 5)	147,279
Registration fees	83,386
Fund accounting fees	67,525
Audit and tax fees	42,972
Legal fees	23,392
Fees recaptured by investment manager (Note 2)	9,478
Shareholder reports	8,986
Trustees’ fees	4,598
Commitment fees (Note 8)	892
Insurance	664
Custody fees	418
Miscellaneous expenses	10,577
Total Expenses	1,357,810
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(189,209)
Net Expenses	1,168,601
Net Investment Income	172,880
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	10,083,155
Futures contracts	(20,434)
Net Realized Gain	10,062,721
Change in Net Unrealized Appreciation (Depreciation) From Investments	9,914,856
Net Gain on Investments and Futures Contracts	19,977,577
Increase in Net Assets From Operations	$20,150,457
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$172,880	$507,644
Net realized gain	10,062,721	4,136,320
Change in net unrealized appreciation (depreciation)	9,914,856	4,307,402
Increase in Net Assets From Operations	20,150,457	8,951,366
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,717,177)	(4,006,283)
Decrease in Net Assets From Distributions to Shareholders	(7,717,177)	(4,006,283)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	34,858,263	17,508,472
Reinvestment of distributions	7,702,461	3,997,048
Cost of shares repurchased	(19,352,499)	(18,715,117)
Increase in Net Assets From Fund Share Transactions	23,208,225	2,790,403
Increase in Net Assets	35,641,505	7,735,486
Net Assets:
Beginning of year	102,710,911	94,975,425
End of year	$138,352,416	$102,710,911
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.30	$12.59	$11.02	$13.71	$13.09
Income (loss) from operations:
Net investment income	0.00 [2]	0.05	0.04	0.01	0.04
Net realized and unrealized gain (loss)	2.65	1.18	1.98	(2.14)	3.84
Total income (loss) from operations	2.65	1.23	2.02	(2.13)	3.88
Less distributions from:
Net investment income	(0.00)[2]	(0.10)	(0.01)	(0.04)	(0.00)[2]
Net realized gains	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.94)	(0.52)	(0.45)	(0.56)	(3.26)
Net asset value, end of year	$15.01	$13.30	$12.59	$11.02	$13.71
Total return[3]	19.89%	9.62%	18.54%	(15.42)%	30.03%
Net assets, end of year (000s)	$83,532	$70,762	$64,794	$56,113	$68,716
Ratios to average net assets:
Gross expenses	1.37%[4]	1.41%[4]	1.44%	1.36%	1.32%
Net expenses[5,6]	1.20 [4]	1.20 [4]	1.20	1.20	1.19
Net investment income	0.03	0.39	0.37	0.08	0.23
Portfolio turnover rate	48%	53%	34%	31%[7]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.36	$10.86	$9.62	$12.10	$11.95
Income (loss) from operations:
Net investment loss	(0.08)	(0.04)	(0.04)	(0.07)	(0.12)
Net realized and unrealized gain (loss)	2.25	1.01	1.72	(1.89)	3.53
Total income (loss) from operations	2.17	0.97	1.68	(1.96)	3.41
Less distributions from:
Net investment income	—	(0.05)	—	—	—
Net realized gains	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.94)	(0.47)	(0.44)	(0.52)	(3.26)
Net asset value, end of year	$12.59	$11.36	$10.86	$9.62	$12.10
Total return[2]	19.04%	8.83%	17.68%	(16.08)%	28.92%
Net assets, end of year (000s)	$1,052	$923	$478	$366	$326
Ratios to average net assets:
Gross expenses	2.07%[3]	2.13%[3]	2.14%	2.11%	2.04%
Net expenses[4,5]	1.90 [3]	1.92 [3]	1.95	1.95	1.95
Net investment loss	(0.67)	(0.31)	(0.38)	(0.64)	(0.84)
Portfolio turnover rate	48%	53%	34%	31%[6]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$12.38	$11.75	$10.32	$12.86	$12.45
Income (loss) from operations:
Net investment income (loss)	(0.00)[2]	0.05	0.04	0.01	0.00 [2]
Net realized and unrealized gain (loss)	2.45	1.10	1.84	(2.00)	3.67
Total income (loss) from operations	2.45	1.15	1.88	(1.99)	3.67
Less distributions from:
Net investment income	(0.00)[2]	(0.10)	(0.01)	(0.03)	—
Net realized gains	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(0.94)	(0.52)	(0.45)	(0.55)	(3.26)
Net asset value, end of year	$13.89	$12.38	$11.75	$10.32	$12.86
Total return[3]	19.75%	9.66%	18.47%	(15.37)%	29.85%
Net assets, end of year (000s)	$11	$27	$20	$18	$23
Ratios to average net assets:
Gross expenses	1.95%	1.62%	1.67%	1.78%	1.77%
Net expenses[4,5]	1.20	1.20	1.20	1.20	1.20
Net investment income (loss)	(0.02)	0.42	0.37	0.09	0.03
Portfolio turnover rate	48%	53%	34%	31%[6]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.83	$13.07	$11.43	$14.18	$13.43
Income (loss) from operations:
Net investment income	0.06	0.10	0.08	0.05	0.04
Net realized and unrealized gain (loss)	2.75	1.22	2.05	(2.21)	3.97
Total income (loss) from operations	2.81	1.32	2.13	(2.16)	4.01
Less distributions from:
Net investment income	(0.06)	(0.14)	(0.05)	(0.07)	(0.00)[2]
Net realized gains	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(1.00)	(0.56)	(0.49)	(0.59)	(3.26)
Net asset value, end of year	$15.64	$13.83	$13.07	$11.43	$14.18
Total return[3]	20.24%	9.96%	18.81%	(15.10)%	30.22%
Net assets, end of year (000s)	$23,428	$2,975	$2,125	$1,555	$2,274
Ratios to average net assets:
Gross expenses	1.05%[4]	1.11%[4]	1.15%	1.11%	1.03%
Net expenses[5,6]	0.88 [4]	0.90 [4]	0.90	0.90	0.90
Net investment income	0.39	0.71	0.67	0.37	0.27
Portfolio turnover rate	48%	53%	34%	31%[7]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2027, but may be terminated at any time by the manager.
These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$13.29	$12.57	$11.01	$13.73	$13.07
Income (loss) from operations:
Net investment income	0.07	0.11	0.09	0.05	0.07
Net realized and unrealized gain (loss)	2.65	1.19	1.97	(2.12)	3.85
Total income (loss) from operations	2.72	1.30	2.06	(2.07)	3.92
Less distributions from:
Net investment income	(0.07)	(0.16)	(0.06)	(0.13)	(0.00)[2]
Net realized gains	(0.94)	(0.42)	(0.44)	(0.52)	(3.26)
Total distributions	(1.01)	(0.58)	(0.50)	(0.65)	(3.26)
Net asset value, end of year	$15.00	$13.29	$12.57	$11.01	$13.73
Total return[3]	20.38%	10.17%	18.95%	(14.92)%	30.38%
Net assets, end of year (000s)	$30,329	$28,023	$27,559	$43,150	$118,348
Ratios to average net assets:
Gross expenses	0.92%	0.96%	0.94%	0.88%	0.84%
Net expenses[4,5]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.47	0.83	0.78	0.39	0.46
Portfolio turnover rate	48%	53%	34%	31%[6]	39%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31,
2027 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$26,730,989	—	$15,904	$26,746,893
Other Common Stocks	109,431,732	—	—	109,431,732
Total Long-Term Investments	136,162,721	—	15,904	136,178,625
Short-Term Investments†	2,258,010	—	—	2,258,010
Total Investments	$138,420,731	—	$15,904	$138,436,635

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(424,487)	$424,487
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares and book/tax differences in the treatment of various items.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent FTFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, FTFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.
As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2027, but may be terminated at any time by FTFA.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $189,209.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2026	$134,801	$747	$84	$3,263	$69,411
Expires December 31, 2027	140,994	1,492	105	4,949	56,365
Expires December 31, 2028	126,661	1,602	79	11,197	49,670
Total fee waivers/expense reimbursements subject to recapture	$402,456	$3,841	$268	$19,409	$175,446
For the year ended December 31, 2025, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class C	Class I
FTFA recaptured	$7,205	$1	$2,272
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $7,394 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$19,045	—
CDSCs	44	$152
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$66,559,630
Sales	51,930,465
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$109,366,900	$37,262,072	$(8,192,337)	$29,069,735
4. Derivative instruments and hedging activities
At December 31, 2025, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(20,434)
During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$37,753

*	Based on the average of the daily market values during the period.
†	At December 31, 2025, there were no open positions held in this derivative.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$183,328	$139,458
Class C	9,273	1,391
Class FI	27	82
Class I	—	5,966
Class IS	—	382
Total	$192,628	$147,279
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$126,661
Class C	1,602
Class FI	79
Class I	11,197
Class IS	49,670
Total	$189,209
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$9,932	$496,695
Class C	—	3,370
Class FI	2	200
Class I	48,316	25,997
Class IS	123,969	320,195
Total	$182,219	$846,457
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Realized Gains:
Class A	$4,886,291	$2,180,201
Class C	72,358	32,740
Class FI	705	895
Class I	783,722	86,425
Class IS	1,791,882	859,565
Total	$7,534,958	$3,159,826
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	737,160	$10,408,471	914,356	$12,302,745
Shares issued on reinvestment	323,476	4,886,376	193,076	2,670,516
Shares repurchased	(814,046)	(11,281,781)	(935,807)	(12,437,829)
Net increase	246,590	$4,013,066	171,625	$2,535,432
Class C
Shares sold	27,779	$312,842	55,893	$631,222
Shares issued on reinvestment	5,705	72,358	3,051	36,110
Shares repurchased	(31,182)	(347,870)	(21,692)	(237,401)
Net increase	2,302	$37,330	37,252	$429,931
Class FI
Shares sold	—	—	792	$9,714
Shares issued on reinvestment	50	$707	85	1,095
Shares repurchased	(1,455)	(18,399)	(380)	(4,846)
Net increase (decrease)	(1,405)	$(17,692)	497	$5,963
Class I
Shares sold	1,339,124	$21,195,747	96,310	$1,358,066
Shares issued on reinvestment	52,316	827,169	7,604	109,567
Shares repurchased	(108,725)	(1,607,374)	(51,384)	(709,862)
Net increase	1,282,715	$20,415,542	52,530	$757,771

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class IS
Shares sold	223,545	$2,941,203	238,383	$3,206,725
Shares issued on reinvestment	126,999	1,915,851	85,338	1,179,760
Shares repurchased	(437,363)	(6,097,075)	(406,777)	(5,325,179)
Net decrease	(86,819)	$(1,240,021)	(83,056)	$(938,694)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$1,640,878	$846,457
Net long-term capital gains	6,076,299	3,159,826
Total distributions paid	$7,717,177	$4,006,283
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$735,250
Undistributed long-term capital gains — net	1,567,865
Total undistributed earnings	$2,303,115
Unrealized appreciation (depreciation)(a)	29,069,736
Total distributable earnings (loss) — net	$31,372,851

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
11. Subsequent event
Subsequent to the year ended December 31, 2025, shareholder redemptions from Class IS shares exceeded 50% of Class IS net assets as of December 31, 2025.

Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of Franklin U.S. Small Cap Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Small Cap Equity Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin U.S. Small Cap Equity Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$6,261,706
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$912,955
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$927,912
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$34,366
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$1,693,941
Qualified Business Income Dividends Earned	§199A	$207,753
Section 163(j) Interest Earned	§163(j)	$34,366

Franklin U.S. Small Cap Equity Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin U.S. Small Cap Equity Fund

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Franklin
U.S. Small Cap Equity Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin U.S. Small Cap Equity Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
Franklin U.S. Small Cap Equity Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90190-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026